CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Owners of the Company	Share capital of the Company	Share premium	Translation reserve	Merger reserve	Accumulated losses	Non- controlling interests	Total
Balance at the beginning at Dec. 31, 2022	$ 239,806	$ 3	$ 494,480	$ 7,701	$ 23,024	$ (285,402)	$ 2,231	$ 242,037
Profit (Loss) for the year	25,653					25,653	(396)	25,257
Other comprehensive income	4,627			4,627				4,627
Total comprehensive income for the year	30,280			4,627		25,653	(396)	29,884
Non-controlling interest arising from incorporation of a subsidiary							200	200
Balance at the end at Dec. 31, 2023	270,086	3	494,480	12,328	23,024	(259,749)	2,035	272,121
Profit (Loss) for the year	21,801					21,801	(402)	21,399
Other comprehensive income	12,028			12,028				12,028
Total comprehensive income for the year	33,829			12,028		21,801	(402)	33,427
Issue of shares of the Company (Note 26)	56,113		56,113					56,113
Balance at the end at Dec. 31, 2024	360,028	3	550,593	24,356	23,024	(237,948)	1,633	361,661
Profit (Loss) for the year	36,429					36,429	(91)	36,338
Other comprehensive income	(6,355)			(6,355)				(6,355)
Total comprehensive income for the year	30,074			(6,355)		36,429	(91)	29,983
Balance at the end at Dec. 31, 2025	$ 390,102	$ 3	$ 550,593	$ 18,001	$ 23,024	$ (201,519)	$ 1,542	$ 391,644